Significant accounting policies, judgements, estimates and assumptions - Impact of new international financial reporting standard (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Future minimum lease payments		$ 13,970	$ 14,255
Drilling rigs | Upstream
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Future minimum lease payments		$ 2,088	$ 2,969
Minimum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Transition discount rate for operating leases		2.00%
Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Transition discount rate for operating leases		7.00%
IFRS 9 Financial Instruments, Adjustment Available-For-Sale Investments Reserve And The Profit And Loss
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected impact on financial statements based on initial application of new iFRS	$ (17)
IFRS 9 Financial Instruments, Adjustment To Profit (Loss) And Hedging Reserve
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected impact on financial statements based on initial application of new iFRS	37
IFRS 9 Financial Instruments, Adjustment to Profit (Loss) Reserve
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected impact on financial statements based on initial application of new iFRS	$ 54